Supplement to the
Fidelity® Select Portfolios®
April 29, 2025
STATEMENT OF ADDITIONAL INFORMATION

Ruth Nagle no longer serves as Portfolio Manager of FinTech Portfolio.
The following information supplements information for FinTech Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Coby Powers as of December 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$105	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes FinTech Portfolio ($105 (in millions) assets managed).
As of December 31, 2025, the dollar range of shares of FinTech Portfolio beneficially owned by Mr. Powers was none.
The following information supplements information for Banking Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Gerard Benson as of November 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$5,694	$4	$29
Assets Managed with Performance-Based Advisory Fees (in millions)	$355	none	none
* Includes Banking Portfolio ($438 (in millions) assets managed).
As of November 30, 2025, the dollar range of shares of Banking Portfolio beneficially owned by Mr. Benson was none.
The following information supplements information for Financials Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Gerard Benson as of November 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$5,694	$4	$29
Assets Managed with Performance-Based Advisory Fees (in millions)	$355	none	none
* Includes Financials Portfolio ($1,018 (in millions) assets managed).
As of November 30, 2025, the dollar range of shares of Financials Portfolio beneficially owned by Mr. Benson was none.
The following information supplements information for Defense and Aerospace Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Todd Haggerty as of August 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$3,078	none	$4
Assets Managed with Performance-Based Advisory Fees (in millions)	none	/none	none
*Includes Defense and Aerospace Portfolio ($3,078 (in millions) assets managed).
As of August 31, 2025, the dollar range of shares of Defense and Aerospace Portfolio beneficially owned by Mr. Haggerty was $10,001-$50,000.
The following information supplements information for Insurance Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Nicole Abernethy as of August 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,010	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,557	none	none
*Includes Insurance Portfolio ($896 (in millions) assets managed).
As of August 31, 2025, the dollar range of shares of Insurance Portfolio beneficially owned by Ms. Abernethy was "10,001-$50,000".
The following information supplements information for Telecommunications Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Alex Boyajian as of August 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,114	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,557	none	none
*Includes Telecommunications Portfolio ($249 (in millions) assets managed).
As of August 31, 2025, the dollar range of shares of Telecommunications Portfolio beneficially owned by Mr. Boyajian was none.
The following information supplements information for Wireless Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Alex Boyajian as of August 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,114	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,557	none	none
*Includes Wireless Portfolio ($308 (in millions) assets managed).
As of August 31, 2025, the dollar range of shares of Wireless Portfolio beneficially owned by Mr. Boyajian was none.
Clayton Pfannenstiel serves as Co-Portfolio Manager of Industrials Portfolio.
David Wagner serves as Co-Portfolio Manager of Industrials Portfolio.
The following information supplements information for Industrials Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Clayton Pfannenstiel as of June 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$4,559	$8	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Industrials Portfolio ($763 (in millions) assets managed).
As of June 30, 2025, the dollar range of shares of Industrials Portfolio beneficially owned by Mr. Pfannenstiel was none.

SEL-SSTK-0226-231-1.475630.231	February 25, 2026